Cost of Services (Tables)	12 Months Ended
Dec. 31, 2025
Cost of Services [Abstract]
Schedule of Cost of Services
	December 31, 2023	December 31, 2024	December 31, 2025
	US$	US$	US$
Consultant fee	2,413,237	2,194,536	1,087,392
IT expenses	239,426	2,408,554	5,660,899
Subscription fee	30,720	10,892	8,116
Referral fee	552,263	181,139	-
Others	116,503	153,072	304
Total	3,352,149	4,948,193	6,756,711